Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2020	$ 155	$ 2,753,955	$ (1,985,896)	$ (8,846)	$ 759,368
Balance (in Shares) at Dec. 31, 2020	56,617
Issuance of shares in connection with stock-based compensation plans	$ 2	2,881			2,883
Issuance of shares in connection with stock-based compensation plans (in Shares)	670
Stock-based compensation		7,205			7,205
Public offering of ordinary shares, net	$ 24	218,851			218,875
Public offering of ordinary shares, net (in Shares)	7,931
Deferred tax assets in connection with public offering expenses		1,156			1,156
Comprehensive income (loss)			(18,911)	1,212	(17,699)
Balance at Mar. 31, 2021	$ 181	2,984,048	(2,004,807)	(7,634)	971,788
Balance (in Shares) at Mar. 31, 2021	65,218
Issuance of shares in connection with stock-based compensation plans		633			633
Issuance of shares in connection with stock-based compensation plans (in Shares)	178
Stock-based compensation		7,977			7,977
Deferred tax assets in connection with public offering expenses		175			175
Comprehensive income (loss)			(20,159)	931	(19,228)
Balance at Jun. 30, 2021	$ 181	2,992,833	(2,024,966)	(6,703)	961,345
Balance (in Shares) at Jun. 30, 2021	65,396
Issuance of shares in connection with stock-based compensation plans	$ 1	692			693
Issuance of shares in connection with stock-based compensation plans (in Shares)	71
Stock-based compensation		7,958			7,958
Expenses in connection with March 2021 public offering		(25)			(25)
Reduction of redeemable non-controlling interest		227			227
Comprehensive income (loss)			(18,076)	(1,669)	(19,745)
Balance at Sep. 30, 2021	$ 182	3,001,685	(2,043,042)	(8,372)	950,453
Balance (in Shares) at Sep. 30, 2021	65,467
Balance at Dec. 31, 2021	$ 182	3,012,481	(2,047,878)	(8,771)	956,014
Balance (in Shares) at Dec. 31, 2021	65,677
Issuance of shares in connection with stock-based compensation plans	$ 3	152			155
Issuance of shares in connection with stock-based compensation plans (in Shares)	731
Stock-based compensation		8,533			8,533
Comprehensive income (loss)			(20,948)	(1,053)	(22,001)
Balance at Mar. 31, 2022	$ 185	3,021,166	(2,068,826)	(9,824)	942,701
Balance (in Shares) at Mar. 31, 2022	66,408
Issuance of shares in connection with stock-based compensation plans	$ 1	91			92
Issuance of shares in connection with stock-based compensation plans (in Shares)	336
Stock-based compensation		8,831			8,831
Comprehensive income (loss)			(24,385)	(3,530)	(27,915)
Balance at Jun. 30, 2022	$ 186	3,030,088	(2,093,211)	(13,354)	923,709
Balance (in Shares) at Jun. 30, 2022	66,744
Issuance of shares in connection with stock-based compensation plans		13			13
Issuance of shares in connection with stock-based compensation plans (in Shares)	40
Stock-based compensation		7,391			7,391
Other items		(267)			(267)
Comprehensive income (loss)			18,749	(869)	17,880
Balance at Sep. 30, 2022	$ 186	$ 3,037,225	$ (2,074,462)	$ (14,223)	$ 948,726
Balance (in Shares) at Sep. 30, 2022	66,784